LVIP SSGA Developed International 150 Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.74%
Australia–4.15%
Aurizon Holdings Ltd.	1,886,042	$ 4,248,048
Dexus	636,609	3,218,585
Fortescue Metals Group Ltd.	362,703	5,451,993
GPT Group	1,393,651	3,982,713
Sonic Healthcare Ltd.	195,728	4,588,442
Stockland	1,662,752	4,452,506
Vicinity Ltd.	3,712,773	4,855,735
		30,798,022
Austria–1.35%
Erste Group Bank AG	144,128	4,774,866
OMV AG	114,904	5,276,751
		10,051,617
Canada–0.61%
Manulife Financial Corp.	248,400	4,558,135
		4,558,135
Denmark–0.40%
AP Moller - Maersk AS Class B	1,635	2,971,954
		2,971,954
Finland–0.58%
†Fortum Oyj	281,014	4,304,719
		4,304,719
France–8.75%
BNP Paribas SA	91,743	5,478,665
Bouygues SA	143,611	4,843,435
Carrefour SA	250,474	5,063,980
Danone SA	90,927	5,657,806
Eiffage SA	50,936	5,512,087
Engie SA	397,182	6,285,281
†Euroapi SA	2,212	25,248
Gecina SA	44,942	4,664,999
Orange SA	431,834	5,130,263
Publicis Groupe SA	85,013	6,636,097
Sanofi	50,044	5,428,709
Societe Generale SA	194,292	4,377,660
TotalEnergies SE	100,452	5,923,019
		65,027,249
Germany–6.32%
Allianz SE	21,749	5,020,453
Bayer AG	78,307	5,002,377
Bayerische Motoren Werke AG	59,775	6,551,256
Covestro AG	98,759	4,089,936
Deutsche Telekom AG	280,369	6,793,984
Fresenius Medical Care AG & Co. KGaA	79,904	3,391,464
Fresenius SE & Co. KGaA	145,393	3,926,081
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
HeidelbergCement AG	88,286	$ 6,446,391
Mercedes-Benz Group AG	74,291	5,713,183
		46,935,125
Hong Kong–5.51%
CK Asset Holdings Ltd.	762,629	4,623,567
CK Hutchison Holdings Ltd.	695,014	4,299,807
Henderson Land Development Co. Ltd.	1,230,300	4,256,585
HKT Trust & HKT Ltd.	3,683,000	4,889,103
Link REIT	624,780	4,017,480
Power Assets Holdings Ltd.	787,000	4,222,113
Sun Hung Kai Properties Ltd.	424,500	5,947,074
WH Group Ltd.	8,345,865	4,975,359
Xinyi Glass Holdings Ltd.	2,067,000	3,697,650
		40,928,738
Italy–3.29%
Assicurazioni Generali SpA	246,805	4,917,490
Mediobanca Banca di Credito Finanziario SpA	515,334	5,178,552
Snam SpA	940,149	4,984,702
UniCredit SpA	494,201	9,314,629
		24,395,373
Japan–42.27%
AGC, Inc.	127,600	4,757,046
Aisin Corp.	148,600	4,095,790
Asahi Group Holdings Ltd.	140,900	5,244,019
Bridgestone Corp.	135,600	5,508,438
Brother Industries Ltd.	279,600	4,212,429
Canon, Inc.	214,444	4,775,637
Dai Nippon Printing Co. Ltd.	209,600	5,868,479
Daiwa Securities Group, Inc.	878,700	4,125,158
ENEOS Holdings, Inc.	1,335,300	4,684,914
FUJIFILM Holdings Corp.	83,300	4,228,553
Hirose Electric Co. Ltd.	34,700	4,539,681
Honda Motor Co. Ltd.	183,800	4,861,724
Idemitsu Kosan Co. Ltd.	183,100	4,008,566
Isuzu Motors Ltd.	391,500	4,678,812
ITOCHU Corp.	150,817	4,911,574
Japan Post Holdings Co. Ltd.	635,500	5,157,699
Japan Tobacco, Inc.	300,646	6,350,710
JFE Holdings, Inc.	339,700	4,311,619
Kajima Corp.	398,800	4,812,494
Kansai Electric Power Co., Inc.	521,200	5,075,925
KDDI Corp.	150,800	4,650,332
Komatsu Ltd.	206,900	5,136,321
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyocera Corp.	90,200	$ 4,705,367
Lixil Corp.	258,300	4,263,461
Marubeni Corp.	427,200	5,809,798
MEIJI Holdings Co. Ltd.	186,000	4,423,684
Mitsubishi Chemical Group Corp.	765,700	4,553,980
Mitsubishi Corp.	135,300	4,862,202
Mitsubishi Electric Corp.	435,800	5,207,866
Mitsubishi Heavy Industries Ltd.	157,500	5,802,458
Mitsubishi UFJ Financial Group, Inc.	785,800	5,035,931
Mitsui & Co. Ltd.	184,700	5,757,070
Mitsui Chemicals, Inc.	197,900	5,109,890
Mitsui OSK Lines Ltd.	183,500	4,601,748
Mizuho Financial Group, Inc.	380,930	5,396,851
NEC Corp.	122,200	4,717,551
NIPPON EXPRESS HOLDINGS, Inc.	71,900	4,338,472
Nippon Steel Corp.	279,500	6,591,026
Nippon Telegraph & Telephone Corp.	170,400	5,092,015
Nippon Yusen KK	172,800	4,036,320
Obayashi Corp.	657,600	5,032,247
Oji Holdings Corp.	1,027,000	4,066,259
Otsuka Holdings Co. Ltd.	147,800	4,692,592
Resona Holdings, Inc.	1,148,434	5,540,206
Ricoh Co. Ltd.	599,700	4,498,429
Rohm Co. Ltd.	65,600	5,467,528
Seiko Epson Corp.	335,800	4,797,927
Sekisui House Ltd.	256,200	5,221,672
Shimizu Corp.	821,000	4,652,793
SUMCO Corp.	316,400	4,759,900
Sumitomo Chemical Co. Ltd.	1,076,600	3,624,889
Sumitomo Corp.	281,200	4,981,555
Sumitomo Electric Industries Ltd.	407,800	5,238,974
Sumitomo Metal Mining Co. Ltd.	97,800	3,742,210
Sumitomo Mitsui Financial Group, Inc.	147,800	5,914,596
Taisei Corp.	166,800	5,160,602
Takeda Pharmaceutical Co. Ltd.	173,000	5,681,932
TDK Corp.	141,400	5,075,712
Toray Industries, Inc.	962,400	5,505,626
Tosoh Corp.	333,100	4,526,659
Toyota Industries Corp.	72,600	4,044,621
Toyota Motor Corp.	286,400	4,077,018
Toyota Tsusho Corp.	123,100	5,248,645
Yamaha Motor Co. Ltd.	233,800	6,118,730
		313,972,932
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–3.96%
ABN AMRO Bank NV	411,014	$ 6,517,634
Aegon NV	1,019,881	4,378,511
ING Groep NV	497,590	5,909,048
Koninklijke Ahold Delhaize NV	164,396	5,616,607
Koninklijke Philips NV	173,016	3,177,763
NN Group NV	105,905	3,845,400
		29,444,963
Norway–0.55%
Orkla ASA	576,523	4,088,996
		4,088,996
Singapore–0.62%
Wilmar International Ltd.	1,440,158	4,562,579
		4,562,579
Spain–3.20%
Enagas SA	234,359	4,503,369
Endesa SA	250,870	5,448,846
†Grifols SA	303,208	3,001,228
Repsol SA	391,092	6,014,159
Telefonica SA	1,119,324	4,820,719
		23,788,321
Sweden–4.03%
†Skandinaviska Enskilda Banken AB Class A	475,178	5,245,139
SKF AB Class B	301,778	5,944,091
Svenska Handelsbanken AB Class A	549,111	4,755,772
Swedbank AB Class A	315,316	5,185,250
Telefonaktiebolaget LM Ericsson Class B	559,687	3,280,786
Volvo AB Class B	266,642	5,494,595
		29,905,633
Switzerland–2.21%
Adecco Group AG	110,875	4,038,626
†Holcim AG	107,384	6,925,334
Novartis AG	59,389	5,453,010
		16,416,970
United Kingdom–8.94%
abrdn PLC	1,902,355	4,787,977
Aviva PLC	682,606	3,409,708
Barratt Developments PLC	744,906	4,286,770
British American Tobacco PLC	120,307	4,217,286
GSK PLC	192,354	3,398,763
Haleon PLC	236,736	940,418
Imperial Brands PLC	242,110	5,567,476
J Sainsbury PLC	1,513,740	5,209,057
Johnson Matthey PLC	210,821	5,168,557

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Kingfisher PLC	1,474,956	$ 4,767,801
Legal & General Group PLC	1,444,217	4,271,422
Lloyds Banking Group PLC	7,937,308	4,666,716
Pearson PLC	509,676	5,333,717
Persimmon PLC	177,791	2,760,686
Taylor Wimpey PLC	2,850,699	4,193,865
Vodafone Group PLC	3,135,132	3,458,354
		66,438,573
Total Common Stock (Cost $722,953,799)		718,589,899
PREFERRED STOCKS–1.80%
Germany–1.80%
Henkel AG & Co. KGaA 2.58%	75,911	5,938,816
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Porsche Automobil Holding SE 4.84%	56,283	$ 3,231,038
Volkswagen AG 21.22%	30,926	4,220,541
Total Preferred Stocks (Cost $13,349,176)		13,390,395

MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.70%)	91,464	91,464
Total Money Market Fund (Cost $91,464)		91,464

TOTAL INVESTMENTS–98.55% (Cost $736,394,439)	732,071,758
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.45%	10,770,269
NET ASSETS APPLICABLE TO 98,569,353 SHARES OUTSTANDING–100.00%	$742,842,027

Δ Securities have been classified by country of origin.
† Non-income producing.

The following futures contracts were outstanding at March 31, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
100	E-mini MSCI EAFE Index	$10,482,500	$10,373,370	6/16/23	$109,130	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$30,798,022	$—	$30,798,022
Austria	—	10,051,617	—	10,051,617
Canada	4,558,135	—	—	4,558,135
Denmark	—	2,971,954	—	2,971,954
Finland	—	4,304,719	—	4,304,719
France	—	65,027,249	—	65,027,249
Germany	—	46,935,125	—	46,935,125
Hong Kong	—	40,928,738	—	40,928,738
Italy	—	24,395,373	—	24,395,373
Japan	—	313,972,932	—	313,972,932
Netherlands	—	29,444,963	—	29,444,963
Norway	—	4,088,996	—	4,088,996
Singapore	—	4,562,579	—	4,562,579
Spain	—	23,788,321	—	23,788,321
Sweden	—	29,905,633	—	29,905,633
Switzerland	—	16,416,970	—	16,416,970
United Kingdom	—	66,438,573	—	66,438,573
Preferred Stocks	—	13,390,395	—	13,390,395
Money Market Fund	91,464	—	—	91,464
Total Investments	$4,649,599	$727,422,159	$—	$732,071,758
Derivatives:

Assets:
Futures Contract	$109,130	$—	$—	$109,130
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, the majority of the Fund’s common stock investments was categorized as Level 2.
3. Subsequent Events
Effective April 11, 2023, Franklin Advisers Inc. replaced SSGA Funds Management, Inc. as subadviser to the Fund and the Fund’s name changed to LVIP Franklin Templeton Multi-Factor International Equity Fund.
LVIP SSGA Developed International 150 Fund–5